Investments in Unconsolidated Entities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity and cost method investments
Capital contributions, loans and advances	$ 13,787	$ 22,885
Cumulative share of income	928,019	857,533
Cumulative share of distributions	(805,321)	(721,182)
Equity method investments	136,485	159,236
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	138,096	160,847
Equity in earnings of unconsolidated entities	83,566	97,318	96,800
Los Angeles SMSA Limited Partnership
Equity and cost method investments
Equity in earnings of unconsolidated entities	55,300	64,800	64,700
Ownership interest in equity method investment	5.50%	5.50%	5.50%
Aggregate equity method investments
Assets
Current	404,751	392,042
Due from affiliates	199,167	396,201
Property and other	1,935,125	1,962,128
Total assets	2,539,043	2,750,371
Liabilities and Equity
Current liabilities	300,780	277,035
Deferred credits	79,787	69,750
Long-term liabilities	22,943	24,558
Long-term capital lease obligations	234	43,657
Partners' capital and stockholders' equity	2,135,299	2,335,371
Total liabilities and equity	2,539,043	2,750,371
Summarized results of operations, equity method investments
Revenues	5,519,024	4,950,306	4,793,269
Operating expenses	4,282,277	3,549,098	3,418,116
Operating income	1,236,747	1,401,208	1,375,153
Other income (expense)	4,976	37,701	42,898
Net income	$ 1,241,723	$ 1,438,909	$ 1,418,051